Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Feb. 17, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Mar. 01, 2016
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Prospectus:
Trading Symbol	ALARX
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class R
Prospectus:
Trading Symbol	ACARX
Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund Class I
Prospectus:
Trading Symbol	ALMRX
Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund Class R
Prospectus:
Trading Symbol	AGIRX
Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund Class I
Prospectus:
Trading Symbol	ALSRX
Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund Class R
Prospectus:
Trading Symbol	ASIRX
Class I Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class I
Prospectus:
Trading Symbol	ALGRX
Class Z Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class Z
Prospectus:
Trading Symbol	ALZFX
Class A and C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Prospectus:
Trading Symbol	ALAFX
Class A and C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Prospectus:
Trading Symbol	ALCFX